Organization and Nature of Operations (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($) m²	Aug. 31, 2021	Jun. 29, 2020
Organization and Nature of Operations (Details) [Line Items]
Aggregate area (in Square Meters)			54,759
Outstanding shares percentage			97.85%
Aggregate of shares percentage				97.85%
Purchase consideration	$ 338,652	¥ 2,409,000	$ 338,652
Mr. Tao Ling [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interests percentage			28.90%		100.00%
Jiangsu Austin [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interests percentage	2.15%	2.15%
Jiangsu Austin [Member] | Acquisition of non-controlling interest [Member]
Organization and Nature of Operations (Details) [Line Items]
Equity interests percentage	2.15%	2.15%
Mr. Tao Ling [Member]
Organization and Nature of Operations (Details) [Line Items]
Owns of equity interest			39.99%
Mr. Xiaohong Yin [Member]
Organization and Nature of Operations (Details) [Line Items]
Owns of equity interest			9.51%
Jiangsu Austin [Member]
Organization and Nature of Operations (Details) [Line Items]
Owns of equity interest	100.00%	100.00%
Jiangsu Austin [Member]
Organization and Nature of Operations (Details) [Line Items]
Outstanding shares percentage			9.97%
Aggregate of shares percentage				39.97%
Issued and outstanding shares percentage			97.85%
Ostin [Member]
Organization and Nature of Operations (Details) [Line Items]
Outstanding shares percentage			100.00%
Mr. Tao Ling [Member] | Jiangsu Austin [Member]
Organization and Nature of Operations (Details) [Line Items]
Outstanding shares percentage			87.88%